Debt (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Oct. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Proceeds from Notes Payable						$ 1,725	$ 246	$ 998	$ 2,156
Repayments of Notes Payable						119	1,177	$ 1,749	$ 825
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		239,464						201,965	239,464
Fair Value Adjustment of Warrants			$ (3,283)		$ (106)	$ (625)	(46)
Class of Warrant or Right, Outstanding | shares			16,678,779			16,678,779		18,675,799
Conversion of Stock, Amount Converted							$ 2,300	$ 2,300
[custom:ChangeInFairValueofSafeAgreementFutureEquity]								$ 10	$ 655
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		0						0	0
Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					51,020		51,020
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.01		$ 0.01
Minimum [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		1 month						1 year	1 month
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.01						$ 0.01	$ 0.01
Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.7						55.0	52.7
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.6						4.7	3.6
Minimum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		1 month						1 year	1 month
Maximum [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		12 months						2 years	12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 3.00						$ 2.00	$ 3.00
Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		54.1						55.6	54.1
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		5.5						5.3	5.5
Maximum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		12 months						2 years	12 months
Two Promissory Notes [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable							$ 150
Debt Instrument, Face Amount					$ 250		250
Proceeds from Bank Debt							146
Debt Instrument, Periodic Payment							$ 216
6 Promissory Notes [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable								$ 998
Debt Instrument, Face Amount	$ 200							1,069
Debt Instrument, Periodic Payment								4
Debt Instrument, Annual Principal Payment		$ 825						1,749	$ 825
[custom:DebtInstrumentRemainingPrincipalBalance]								451
Long-Term Debt, Gross								398
Debt Instrument, Unamortized Discount								53
Repayments of Debt								$ 26
6 Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.00%
6 Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								76.00%
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 825							$ 825
Two Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		385,000							385,000
Fair Value Adjustment of Warrants		$ 2,238
Two Notes Payable [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.7							52.7
Two Notes Payable [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.6							3.6
Two Notes Payable [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		6 years							6 years
Two Notes Payable [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		54.1							54.1
Two Notes Payable [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		5.4							5.4
Two Notes Payable [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		12 months							12 months
One Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 531							$ 531
Debt Instrument, Maturity Date		Oct. 05, 2023
One Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		28,000							28,000
Class of Warrant or Right, Outstanding | shares		25,000							25,000
SAFEs [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure										$ 1,900
[custom:ChangeInFairValueofSafeAgreementFutureEquity]								$ 10	$ 655
SAFEs [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 1,126							1,126
Conversion of Stock, Amount Converted									$ 900
Conversion of Stock, Shares Issued | shares									170,835
Purchase And Sale Agreement [Member]
Short-Term Debt [Line Items]
[custom:FutureReceiptsPurchasedAmount]						$ 2,139
Proceeds from Issuance of Debt						1,430
Common Class A [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 545
Debt Conversion, Converted Instrument, Shares Issued | shares						631,805
Gain (Loss) on Extinguishment of Debt						$ 283
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					130,000		130,000
Fair Value Adjustment of Warrants					$ (483)		$ (476)
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.01		$ 0.01	$ 18.00
Common Class A [Member] | 6 Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares	306,819
Common Class A [Member] | One Notes Payable [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		103,000							103,000
Common Class A [Member] | SAFEs [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares								150,953
Debt Instrument, Face Amount								$ 1,000
Long-Term Debt, Gross								1,512
Unrelated Investor [Member]
Short-Term Debt [Line Items]
Short-Term Debt			100			100
Related Party [Member]
Short-Term Debt [Line Items]
Notes Payable		$ 444	$ 330			$ 330		330	$ 444
Debt Instrument, Face Amount								330
Debt Instrument, Interest Rate, Stated Percentage			16.00%			16.00%
Debt Instrument, Maturity Date, Description						matured in November 2024 and the Company repaid the note in April 2025.
Notes Payable, Noncurrent			$ 518			$ 518		1,082
Repayments of Notes Payable						0	$ 444
Related Party [Member] | Two Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 2,495			$ 2,495		$ 2,495
Debt Instrument, Interest Rate, Stated Percentage			7.00%	7.00%		7.00%		7.00%
Debt Instrument, Maturity Date, Description				The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023.				The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023.
Debt Instrument, Periodic Payment, Principal						$ 0	586
Debt Instrument, Annual Principal Payment		0						$ 854	0
Related Party [Member] | Other Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 100		$ 100
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%
Related Party [Member] | One Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 1,326			$ 1,326
Debt Instrument, Interest Rate, Stated Percentage			7.00%			7.00%		7.00%
Notes Payable, Noncurrent			$ 518			$ 518		$ 1,082
Related Party [Member] | 6 Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Annual Principal Payment								330
Related Party [Member] | Two Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable								450
Debt Instrument, Face Amount								$ 495
Debt Instrument, Maturity Date, Description								mature at various dates through November 2024
Board of Directors Chairman [Member]
Short-Term Debt [Line Items]
Notes Payable to Bank			200			200
Proceeds from Notes Payable						195
Notes Payable			$ 282			$ 282
Board of Directors Chairman [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						166,875
Sale of Stock, Consideration Received Per Transaction						$ 16
Unrelated Investors [Member] | Eight Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 2,156							$ 2,156
Debt Instrument, Maturity Date, Description								The notes matured at various dates from January 2023 to March 2024
Unrelated Investors [Member] | Eight Promissory Notes Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Unrelated Investors [Member] | Eight Promissory Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Officers Directors or an Employee [Member] | Related Party [Member] | 6 Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 630
Officers [Member] | Related Party [Member] | 6 Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								100
Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					27,413		27,413
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.01		$ 0.01
Investor [Member] | SAFEs [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable										1,900
Debt Conversion, Converted Instrument, Amount										1,000
Conversion of Stock, Amount Converted										$ 900
Debt Conversion, Description										The conversion price of the preferred stock to be issued in exchange for the SAFEs would be equal to the greater of (i) the lowest price per share for preferred stock sold to investors in the initial closing of the equity financing, or (ii) the number of shares equal to the value of the SAFE, subject to a post money valuation cap of $175,000. If there is a liquidity event, including a change in control, a direct listing or an initial public offering, these SAFEs will be entitled to receive a portion of the proceeds equal to the greater of (i) the purchase amount or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the quotient obtained by dividing $175,000 by the Company’s total capitalization, including all shares and convertible securities (on an as-converted to common stock basis).
Investor [Member] | SAFEs [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 5,000
Debt Conversion, Converted Instrument, Rate										20.00%
Investor [Member] | SAFEs [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Rate										25.00%
Unaffiliated Investors [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 200
Debt Instrument, Interest Rate, Stated Percentage								16.00%
Debt Instrument, Maturity Date, Description								The convertible notes matured in February 2024
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								4,000
Warrants and Rights Outstanding, Term								1 year
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 6.84
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.01
Unaffiliated Investors [Member] | Common Class A [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 206
Debt Conversion, Converted Instrument, Shares Issued | shares								30,045